Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
Supplementary Insurance Information

Schedule II

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

As of and for the years ended December 31, 2013, 2012, and 2011

(In thousands)

	December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements	Account balances and future policy benefit reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits	Net change in deferred sales inducements*	Net change in policy acquisition costs**	Other operating expenses

2013:
Annuities	$4,415,572	1,072,742	72,954,916	24,392	—	1,050,072	3,464,952	3,304,991	73,375	264,068	1,374,919
Life	345,008	3,788	1,843,616	57,647	3,220	104,715	71,125	181,756	(833)	(71,632)	136,417
Questar	—	—	—	—	—	—	(16)	—	—	—	110,633
Legacy	59,635	—	3,326,680	53,600	412,889	133,586	56,056	144,730	—	14,263	19,666

	$4,820,215	1,076,530	78,125,212	135,639	416,109	1,288,373	3,592,117	3,631,477	72,542	206,699	1,641,635

2012:
Annuities	$2,289,260	670,988	70,534,455	294	—	821,192	3,514,953	2,571,623	84,879	729,277	1,278,880
Life	240,192	2,956	1,493,372	32,327	3,913	93,795	67,509	93,390	(518)	(58,368)	111,170
Questar	—	—	—	—	—	—	(20)	—	—	—	90,580
Legacy	73,855	—	3,182,713	56,262	354,819	134,170	49,964	140,829	—	13,441	24,849

	$2,603,307	673,944	75,210,540	88,883	358,732	1,049,157	3,632,406	2,805,842	84,361	684,350	1,505,479

2011:
Annuities	$4,559,208	1,165,125	70,651,879	872	682	705,258	3,418,279	3,778,871	(243,100)	(729,330)	1,418,231
Life	211,633	2,611	1,289,507	27,569	3,886	84,421	58,941	76,137	(1,538)	(22,646)	69,361
Questar	—	—	—	—	—	—	(39)	—	—	—	87,037
Legacy	87,295	—	3,056,520	57,586	289,441	136,516	42,835	114,422	—	16,825	18,934

	$4,858,136	1,167,736	74,997,906	86,027	294,009	926,195	3,520,016	3,969,430	(244,638)	(735,151)	1,593,563

*	See note 10 for aggregate gross amortization of deferred sales inducements.
**	See note 9 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm.